CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash	$ 52,659	$ 209,561
Accounts receivable, net	180,000
Other receivables, net	5,223,235
Due from related party	1,279
Due from discontinued operations		14,013,927
Escrow, current		4,896,932
Prepayments	10,564
Short-term investment		6,704,029
Current assets of discontinued operations		1,563,009
Total current assets	5,467,737	27,387,458
OTHER ASSETS
Escrow	52,187,762
Other assets of discontinued operations		3,260,740
Total other assets	52,187,762	3,260,740
Total assets	57,655,499	30,648,198
CURRENT LIABILITIES
Other payables and accrued liabilities	62,403
Taxes payable	594
Current liabilities of discontinued operations		24,119,744
Total current liabilities	62,997	24,119,744
OTHER LIABILITIES
Other liabilities of discontinued operations		26,772
Total other liabilities		26,772
Total liabilities	62,997	24,146,516
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.00001 par value, 5,000,000,000,000 shares authorized,1,342,999 and 23,867 issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	13
Subscription receivable	(1,184,676)
Additional paid-in capital	83,383,062	33,832,743
Statutory reserves		449,136
Accumulated deficits	(24,604,441)	(28,066,415)
Accumulated other comprehensive income	(1,456)	361,655
Total shareholders’ equity attributable to Infobird Co., Ltd	57,592,502	6,577,119
Non-controlling interests		(75,437)
Total equity	57,592,502	6,501,682
Total liabilities and equity	$ 57,655,499	$ 30,648,198